OBLIGATIONS UNDER CAPITAL LEASES	12 Months Ended
Dec. 31, 2012
OBLIGATIONS UNDER CAPITAL LEASES [Abstract]
OBLIGATIONS UNDER CAPITAL LEASES
21.	OBLIGATIONS UNDER CAPITAL LEASES

The Company has one capital lease obligation with an independent financing company, collateralized by medical equipment with a net book value of approximately RMB13,699 and RMB12,356 (US$1,983) as at December 31, 2011 and 2012, respectively. The obligation has a stated interest rate of 9.96%, and is repayable in 20 monthly installments by August 2013.

Future minimum lease payments, together with the present value of the net minimum lease payments under capital leases, at December 31, 2012, are summarized as follows:

	Minimum lease payments
	RMB	US$

2013	2,611	419

Total capital lease payments	2,611	419
Less: imputed interest	(94)	(15)

	2,517	404
Less: current portion	(2,117)	(340)

Non-current portion (note 20)	400	64

As at December 31, 2011 and 2012, the Company held equipment under capital lease contracts with an original cost of RMB17,124 and RMB17,124 (US$2,749) and accumulated depreciation of RMB3,425 and RMB4,768 (US$765), respectively. The depreciation and amortization expenses of medical equipment under capital leases are included in cost of revenues in the network business.